Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class S)
Average Annual Return, Percent		26.15%	10.90%	13.53%
C000009552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class D)
Average Annual Return, Percent		26.56%	11.26%	13.89%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.40%	15.50%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		27.12%	11.17%	11.52%